Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Blueprint Chesapeake Multi-Asset Trend ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.78%)	(3.23%)
SG CTA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(11.85%)	(4.43%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	20.19%